Cover	Jul. 10, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 10, 2024
Entity File Number	001-41013
Entity Registrant Name	GCT Semiconductor Holding, Inc.
Entity Central Index Key	0001851961
Entity Tax Identification Number	86-2171699
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2290 North 1st Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	434-6040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GCTS
Security Exchange Name	NYSE
Warrant [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	GCTSW
Security Exchange Name	NYSE